DEBT OBLIGATIONS (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Feb. 28, 2013
Debt Instrument [Line Items]
Fair value of outstanding debt	$ 75,100,000
Covenant assets under management	45,964,000,000
Covenant consolidated leverage ratio	0.22
Consolidated interest coverage ratio	101.89
Excess proceeds lent as intercompany debt	756,600,000
Intercompany debt	663,400,000
Minimum [Member]
Debt Instrument [Line Items]
Covenant assets under management	25,000,000,000.0
Covenant consolidated leverage ratio	2.00
Consolidated interest coverage ratio	4.00
Revolving debt [Member]
Debt Instrument [Line Items]
Extinguishment of debt		60,000,000.0
Maximum borrowing amount	150,000,000	150,000,000.0
Letter of credit subfacility [Member]
Debt Instrument [Line Items]
Maximum borrowing amount	$ 15,000,000	$ 15,000,000.0